Note 8 - Income Taxes - Reconciliation of Effective Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Tax benefit computed at U.S. statutory rates	$ (697,040)	$ (2,178,478)
IRC Section 280E	173,045	202,877
Other permanent items	14,407	22,948
Change in valuation allowance	26,720	1,952,653
Adjustments to valuation of deferred tax assets	603,319	0
Total provision for income taxes	120,451	0
Penalties and interest on prior year tax liabilities	48,076	86,837
Total income tax expense	$ 168,527	$ 86,837